Long-Term Debt (Summary Of Long Term Debt) (Details) (USD $)			0 Months Ended													0 Months Ended					0 Months Ended						0 Months Ended						0 Months Ended						0 Months Ended																						0 Months Ended					0 Months Ended					0 Months Ended																								0 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 09, 2011 Revolving credit facility from Great Western Bank, previously evidenced by a promissory note dated December 3, 2008 [Member]	Dec. 31, 2012 Revolving credit facility from Great Western Bank, previously evidenced by a promissory note dated December 3, 2008 [Member]	Dec. 31, 2011 Revolving credit facility from Great Western Bank, previously evidenced by a promissory note dated December 3, 2008 [Member]	Dec. 03, 2008 Revolving credit facility from Great Western Bank, previously evidenced by a promissory note dated December 3, 2008 [Member]	Dec. 31, 2012 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 9, 2011 [Member]	Dec. 31, 2011 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 9, 2011 [Member]	Dec. 09, 2011 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 9, 2011 [Member]	Dec. 31, 2012 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated May 5, 2009 [Member]	Dec. 31, 2011 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated May 5, 2009 [Member]	May 05, 2009 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated May 5, 2009 [Member]	Dec. 31, 2012 Mortgage loan payable to Citigroup Global Markets Realty Corp. evidenced by a promissory note dated November 7, 2005 [Member]	Dec. 31, 2011 Mortgage loan payable to Citigroup Global Markets Realty Corp. evidenced by a promissory note dated November 7, 2005 [Member]	Nov. 07, 2005 Mortgage loan payable to Citigroup Global Markets Realty Corp. evidenced by a promissory note dated November 7, 2005 [Member]	Nov. 09, 2009 Mortgage loan payable to GE Franchise Finance Commercial LLC ("GE") evidenced by a promissory note dated December 31, 2007 [Member]	Mar. 16, 2009 Mortgage loan payable to GE Franchise Finance Commercial LLC ("GE") evidenced by a promissory note dated December 31, 2007 [Member]	Dec. 31, 2012 Mortgage loan payable to GE Franchise Finance Commercial LLC ("GE") evidenced by a promissory note dated December 31, 2007 [Member]	Dec. 31, 2011 Mortgage loan payable to GE Franchise Finance Commercial LLC ("GE") evidenced by a promissory note dated December 31, 2007 [Member]	Nov. 07, 2007 Mortgage loan payable to GE Franchise Finance Commercial LLC ("GE") evidenced by a promissory note dated December 31, 2007 [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006 [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006 [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006 [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006 [Member]	May 01, 2008 Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006 [Member]	Aug. 18, 2006 Mortgage loan payable to GE evidenced by a promissory note dated August 18, 2006 [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007 [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007 [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007 [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007 [Member]	May 01, 2008 Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007 [Member]	Jan. 05, 2007 Mortgage loan payable to GE evidenced by a promissory note dated January 5, 2007 [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007 [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007 [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007 [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007 [Member]	May 01, 2008 Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007 [Member]	Feb. 06, 2007 Mortgage loan payable to GE evidenced by a promissory note dated February 6, 2007 [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007 [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007 [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007 [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007 [Member]	May 01, 2008 Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007 [Member]	May 16, 2007 Mortgage loan payable to GE evidenced by a promissory note dated May 16, 2007 [Member]	Dec. 31, 2012 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 One [Member]	Dec. 31, 2011 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 One [Member]	Apr. 04, 2007 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 One [Member]	Feb. 04, 1998 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 One [Member]	Dec. 31, 2012 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Two [Member]	Dec. 31, 2011 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Two [Member]	Apr. 04, 2007 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Two [Member]	Feb. 04, 1998 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Two [Member]	Dec. 31, 2012 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Three [Member]	Dec. 31, 2011 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Three [Member]	Apr. 04, 2007 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Three [Member]	Feb. 04, 1998 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Three [Member]	Dec. 31, 2012 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Four [Member]	Dec. 31, 2011 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Four [Member]	Apr. 04, 2007 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Four [Member]	Feb. 04, 1998 Mortgage loan payable to Wachovia Bank evidenced by a promissory note dated February 4, 1998 Four [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 [Member]	Jan. 02, 2008 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 One [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 One [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 One [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 One [Member]	Jan. 02, 2008 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 One [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 31, 2008 [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 31, 2008 [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated January 31, 2008 [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated January 31, 2008 [Member]	Jan. 31, 2008 Mortgage loan payable to GE evidenced by a promissory note dated January 31, 2008 [Member]	Dec. 31, 2012 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated June 7, 2011 [Member]	Dec. 31, 2011 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated June 7, 2011 [Member]	Jun. 07, 2011 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated June 7, 2011 [Member]	Dec. 31, 2012 Mortgage loan payable to Morgan Stanley Mortgage Capital Holdings, LLC evidenced by a promissory note dated November 2, 2012 [Member]	Nov. 02, 2012 Mortgage loan payable to Morgan Stanley Mortgage Capital Holdings, LLC evidenced by a promissory note dated November 2, 2012 [Member]	Dec. 31, 2012 Mortgage loan payable to Elkhorn Valley Bank and Trust, evidenced by a promissory note dated October 10, 2012 [Member]	Oct. 10, 2012 Mortgage loan payable to Elkhorn Valley Bank and Trust, evidenced by a promissory note dated October 10, 2012 [Member]	Dec. 31, 2012 Mortgage loan payable to Cantor Commercial Real Estate Lending evidenced by a promissory note dated October 12, 2012 [Member]	Oct. 12, 2012 Mortgage loan payable to Cantor Commercial Real Estate Lending evidenced by a promissory note dated October 12, 2012 [Member]	Dec. 31, 2012 Mortgage loan payable to Greenwich Capital Financial Products, Inc. ("Greenwich") evidenced by a promissory note dated November 26, 2002 [Member]	Nov. 26, 2012 Mortgage loan payable to Greenwich Capital Financial Products, Inc. ("Greenwich") evidenced by a promissory note dated November 26, 2002 [Member]	Dec. 31, 2011 Mortgage loan payable to Greenwich Capital Financial Products, Inc. ("Greenwich") evidenced by a promissory note dated November 26, 2002 [Member]	Dec. 31, 2012 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 3, 2008 [Member]	Dec. 31, 2011 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 3, 2008 [Member]	Dec. 03, 2008 Mortgage loan payable to Great Western Bank evidenced by a promissory note dated December 3, 2008 [Member]	Dec. 31, 2012 Credit facility from Wells Fargo Bank for up to $12 million previously evidenced by a promissory note dated September 28, 2007 [Member]	Dec. 31, 2011 Credit facility from Wells Fargo Bank for up to $12 million previously evidenced by a promissory note dated September 28, 2007 [Member]	Mar. 16, 2009 Credit facility from Wells Fargo Bank for up to $12 million previously evidenced by a promissory note dated September 28, 2007 [Member]	Sep. 28, 2007 Credit facility from Wells Fargo Bank for up to $12 million previously evidenced by a promissory note dated September 28, 2007 [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Two [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Two [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Two [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Two [Member]	Jan. 02, 2008 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Two [Member]	Nov. 09, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Three [Member]	Mar. 16, 2009 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Three [Member]	Dec. 31, 2012 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Three [Member]	Dec. 31, 2011 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Three [Member]	Jan. 02, 2008 Mortgage loan payable to GE evidenced by a promissory note dated January 2, 2008 Three [Member]	Dec. 31, 2012 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated September 20, 2011 [Member]	Dec. 31, 2011 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated September 20, 2011 [Member]	Sep. 20, 2011 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated September 20, 2011 [Member]	Dec. 31, 2011 Mortgage loan payable to First National Bank of Omaha evidenced by a promissory note dated January 26, 2010 [Member]	Jan. 26, 2010 Mortgage loan payable to First National Bank of Omaha evidenced by a promissory note dated January 26, 2010 [Member]	Dec. 31, 2011 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated November 9, 2011 [Member]	Nov. 09, 2011 Mortgage loan payable to Elkhorn Valley Bank evidenced by a promissory note dated November 9, 2011 [Member]
Debt Instrument [Line Items]
Notes and mortgage loans payable	$ 132,821,000	$ 165,845,000		$ 2,451,000	$ 10,443,000		$ 7,296,000	$ 7,500,000		$ 6,786,000	$ 9,244,000		$ 12,667,000	$ 13,030,000				$ 4,572,000	$ 4,806,000				$ 15,943,000	$ 16,343,000					$ 12,261,000	$ 12,674,000					$ 3,102,000	$ 3,173,000					$ 9,725,000	$ 13,562,000			$ 1,357,000	$ 1,481,000			$ 1,493,000	$ 1,629,000			$ 2,270,000	$ 2,478,000			$ 2,771,000	$ 3,024,000					$ 3,087,000	$ 3,228,000				$ 3,977,000	$ 4,159,000				$ 2,235,000	$ 2,363,000		$ 2,923,000	$ 3,059,000		$ 30,622,000		$ 1,142,000		$ 6,141,000				$ 29,406,000		$ 9,830,000			$ 2,120,000						$ 6,460,000					$ 1,050,000			$ 943,000		$ 840,000		$ 3,000,000
Credit facility maximum borrowing capacity			12,500,000			20,000,000																																																																																							9,500,000	12,000,000
Mortgage loan			7,500,000
Facility interest rate per annum			5.95%
Notes Payable									$ 7,500,000			$ 10,000,000			$ 14,800,000					$ 7,900,000						$ 17,900,000						$ 15,600,000						$ 3,400,000						$ 27,800,000			$ 2,000,000	$ 2,500,000			$ 2,200,000	$ 2,800,000			$ 3,300,000	$ 4,200,000			$ 4,000,000	$ 5,100,000					$ 3,400,000					$ 4,400,000					$ 2,500,000			$ 3,100,000		$ 30,600,000		$ 1,200,000		$ 6,200,000		$ 40,000,000				$ 14,000,000									$ 6,800,000					$ 1,100,000			$ 960,000		$ 800,000		$ 5,000,000
Debt annum interest rate									6.00%			6.00%			5.97%																																7.375%				7.375%				7.375%				7.375%																			6.25%		5.83%		5.50%		4.25%		7.50%				6.00%																	5.75%				5.75%
Period of LIBOR																				3 months																																													90 days					90 days					90 days																								90 days					90 days					1 month
Period of weekly U.S. dollar interest rate swap																									7 years						7 years						7 years						7 years
Debt basis spread on variable rate																				2.00%					1.98%						1.98%						1.98%						1.98%																						2.00%					2.00%					2.56%																								2.00%					2.00%					4.00%
Interest rate increase, percentage																0.50%	1.00%				0.50%	1.00%					0.50%	1.00%					0.50%	1.00%					0.50%	1.00%																					0.50%	1.00%				0.50%	1.00%				0.50%	1.00%																							0.50%	1.00%				0.50%	1.00%
Interest rate of credit facilities at period end																		3.81%					7.17%						7.17%						7.17%						7.69%																						3.81%					3.81%					4.37%																																			5.00%	5.00%